Note 7 - Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 7 – Commitments and Contingencies

Litigation

We are not a party to or otherwise involved in any legal proceedings.

In the ordinary course of business, we are from time to time involved in various pending or threatened legal actions.  The litigation process is inherently uncertain and it is possible that the resolution of such matters might have a material adverse effect upon our financial condition and/or results of operations.  However, in the opinion of our management, other than as set forth herein, matters currently pending or threatened against us are not expected to have a material adverse effect on our financial position or results of operations.

Operating Lease

The Company has signed a lease commitment with a consultant on a month-to-month basis, for office space payable monthly at a rate of $3,500. The amount of rent payable on the lease was $300,732 and $300,131 as of March 31, 2014 and December 31, 2013, respectively.

The Company has signed a lease commitment with Ken Adessky (a related party), on a month-to-month basis, for office space payable monthly at a rate of $5,000; the amount of rent payable on the lease was $354,960 and $351,540 as of March 31, 2014 and December 31, 2013, respectively.

Consulting Agreements

On January 2, 2013, the Company agreed to engage Kenneth Adessky, Earl Azimov and Randy Renken as consultants earning the monthly amounts of $18,000, $18,000 and $10,000, respectively, for their services rendered each month until further changed or repealed.  In addition, two new consultants were engaged by the Company: Brian Levine and Steven Mann, at monthly rates of $10,000 and $10,000, respectively.  These amounts were unchanged during the three months ended March 31, 2014.

Note 7 – Commitments and Contingencies

Litigation

We are not a party to or otherwise involved in any legal proceedings.

In the ordinary course of business, we are from time to time involved in various pending or threatened legal actions.  The litigation process is inherently uncertain and it is possible that the resolution of such matters might have a material adverse effect upon our financial condition and/or results of operations.  However, in the opinion of our management, other than as set forth herein, matters currently pending or threatened against us are not expected to have a material adverse effect on our financial position or results of operations.

Operating Lease

The Company has signed a lease commitment with a consultant on a month-to-month basis, for office space payable monthly at a rate of $3,500. The amount of rent payable on the lease was $300,131 and $278,884 as of December 31, 2013 and 2012, respectively.

The Company has signed a lease commitment with Ken Adessky (a related party), on a month-to-month basis, for office space payable monthly at a rate of $5,000; the amount of rent payable on the lease was $351,540 and $315,405  as of December 31, 2013 and 2012, respectively.

Consulting Agreements

On January 2, 2013, the Company agreed to engage Kenneth Adessky, Earl Azimov and Randy Renken as consultants earning the monthly amounts of $18,000, $18,000 and $10,000, respectively, for their services rendered each month until further changed or repealed.  In addition, two new consultants were engaged by the Company on the same date: Brian Levine and Steven Mann, at monthly rates of $10,000 and $10,000, respectively.